Segment information - Segment revenue to consolidated net income - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 44,122	€ 43,471	€ 42,522
External purchases	(19,322)	(18,732)	(17,973)
Other operating income	894	747	783
Other operating expenses	(452)	(413)	(700)
Labor expenses	(9,018)	(8,920)	(9,917)
Operating taxes and levies	(1,794)	(1,882)	(1,926)
Gains (losses) on disposal of fixed assets, investments and activities	90	233	2,507
Restructuring costs	(456)	(125)	(331)
Depreciation and amortization of financed assets	(129)	(107)	(84)
Depreciation and amortization of right-of-use assets	(1,522)	(1,507)	(1,481)
Impairment of right-of-use assets	(69)	(54)	(91)
Depreciation and amortization of fixed assets	(7,312)	(7,035)	(7,074)
Effects resulting from business combinations	11
Impairment of goodwill		(817)	(3,702)
Impairment of fixed assets	(47)	(56)	(17)
Share of profits (losses) of associates and joint ventures	(29)	(2)	3
Operating income	4,969	4,801	2,521
Cost of gross financial debt excluding financed assets	(1,073)	(775)	(829)
Interests on debts related to financed assets	(14)	(3)	(1)
Gains (losses) on assets contributing to net financial debt	283	48	(3)
Foreign exchange gain (loss)	(32)	(97)	65
Interests on lease liabilities	(258)	(145)	(120)
Other net financial expenses	(112)	52	106
Finance costs, net	(1,206)	(920)	(782)
Income taxes	(871)	(1,265)	(962)
Consolidated net income	2,892	2,617	778
Presentation adjustments [member]
Disclosure of operating segments [line items]
External purchases			(23)
Other operating income			53
Other operating expenses			(165)
Labor expenses			(1,291)
Operating taxes and levies			(36)
Gains (losses) on disposal of fixed assets, investments and activities			2,507
Restructuring costs			(331)
Impairment of right-of-use assets			(91)
Interests on debts related to financed assets			1
Interests on lease liabilities			120
EBITDAaL			744
Significant litigations			134
Specific labour expenses			1,276
Fixed assets, investments and businesses portfolio review			(2,507)
Restructuring programs costs			422
Acquisition and integration costs			51
Elimination of interests on debts related to financed assets			(1)
Elimination of interests on lease liabilities			(120)
Telecom activities and Mobile Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue			42,522
External purchases			(17,950)
Other operating income			730
Other operating expenses			(535)
Labor expenses			(8,626)
Operating taxes and levies			(1,890)
Depreciation and amortization of financed assets			(84)
Depreciation and amortization of right-of-use assets			(1,481)
Interests on debts related to financed assets			(1)
Interests on lease liabilities			(120)
EBITDAaL			12,566
Significant litigations			(134)
Specific labour expenses			(1,276)
Fixed assets, investments and businesses portfolio review			2,507
Restructuring programs costs			(422)
Acquisition and integration costs			(51)
Depreciation and amortization of fixed assets			(7,074)
Impairment of goodwill			(3,702)
Impairment of fixed assets			(17)
Share of profits (losses) of associates and joint ventures			3
Elimination of interests on debts related to financed assets			1
Elimination of interests on lease liabilities			120
Operating income			2,521
Cost of gross financial debt excluding financed assets			(829)
Interests on debts related to financed assets			(1)
Gains (losses) on assets contributing to net financial debt			(3)
Foreign exchange gain (loss)			65
Interests on lease liabilities			(120)
Other net financial expenses			106
Finance costs, net			(782)
Income taxes			(962)
Consolidated net income			778
Telecom activities and Mobile Financial Services [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(9)	(9)	(7)
External purchases	13	15	10
Other operating income	(4)	(10)	(4)
Other operating expenses	1	4	2
EBITDAaL	1	1	1
Operating income	1	1	1
Finance costs, net		(1)	(1)
Consolidated net income		0
Telecom activities and Mobile Financial Services [member] | Presentation adjustments [member]
Disclosure of operating segments [line items]
External purchases	(26)	(24)
Other operating income		2
Other operating expenses	(5)	(47)
Labor expenses	(495)	(383)
Operating taxes and levies	3	(3)
Gains (losses) on disposal of fixed assets, investments and activities	90	233
Restructuring costs	(456)	(125)
Depreciation and amortization of right-of-use assets	(4)
Impairment of right-of-use assets	(67)	(52)
Interests on debts related to financed assets	14	3
Interests on lease liabilities	258	145
EBITDAaL	(690)	(251)
Significant litigations	(30)	9
Specific labour expenses	503	372
Fixed assets, investments and businesses portfolio review	(90)	(233)
Restructuring programs costs	526	177
Acquisition and integration costs	53	74
Elimination of interests on debts related to financed assets	(14)	(3)
Elimination of interests on lease liabilities	(258)	(145)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	44,132	43,480	42,530
External purchases	(19,183)	(18,594)	(17,849)
Other operating income	746	627	620
Other operating expenses	(388)	(335)	(493)
Labor expenses	(8,446)	(8,461)	(8,542)
Operating taxes and levies	(1,790)	(1,877)	(1,887)
Depreciation and amortization of financed assets	(129)	(107)	(84)
Depreciation and amortization of right-of-use assets	(1,514)	(1,504)	(1,478)
Impairment of right-of-use assets	(1)	(1)
Interests on debts related to financed assets	(14)	(3)	(1)
Interests on lease liabilities	(258)	(144)	(119)
EBITDAaL	13,157	13,080	12,696
Significant litigations	30	(9)	(134)
Specific labour expenses	(502)	(373)	(1,274)
Fixed assets, investments and businesses portfolio review	90	233	2,507
Restructuring programs costs	(405)	(184)	(412)
Acquisition and integration costs	(53)	(76)	(49)
Depreciation and amortization of fixed assets	(7,291)	(6,992)	(7,038)
Effects resulting from business combinations	11
Impairment of goodwill		(789)	(3,702)
Impairment of fixed assets	(5)	(36)	(17)
Share of profits (losses) of associates and joint ventures	(29)	(2)	3
Elimination of interests on debts related to financed assets	14	3	1
Elimination of interests on lease liabilities	258	144	119
Operating income	5,274	5,000	2,702
Gains (losses) on assets contributing to net financial debt	283	48	(3)
Foreign exchange gain (loss)	(32)	(97)	65
Finance costs, net	(1,206)	(920)	(782)
Income taxes	(871)	(1,270)	(963)
Consolidated net income	3,198	2,810	958
Telecom activities, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(2,416)	(2,538)	(1,795)
External purchases	4,379	4,491	3,786
Other operating income	(3,307)	(3,331)	(3,328)
Other operating expenses	1,345	1,377	1,336
EBITDAaL	1
Operating income	1
France (excluding Orange Business), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	17,730	17,983	18,092
External purchases	(7,518)	(7,429)	(7,081)
Other operating income	1,214	1,229	1,274
Other operating expenses	(535)	(486)	(526)
Labor expenses	(3,280)	(3,435)	(3,657)
Operating taxes and levies	(765)	(834)	(838)
Depreciation and amortization of financed assets	(129)	(107)	(84)
Depreciation and amortization of right-of-use assets	(273)	(254)	(304)
Interests on debts related to financed assets	(14)	(3)	(1)
Interests on lease liabilities	(66)	(18)	(8)
EBITDAaL	6,364	6,645	6,867
Significant litigations	68	(3)	(128)
Specific labour expenses	(349)	(330)	(959)
Fixed assets, investments and businesses portfolio review	(1)		(2)
Restructuring programs costs	(4)	(18)	(10)
Acquisition and integration costs	1		(7)
Depreciation and amortization of fixed assets	(3,154)	(2,922)	(3,108)
Impairment of fixed assets	(1)	(15)	(1)
Share of profits (losses) of associates and joint ventures	(36)	(18)	(8)
Elimination of interests on debts related to financed assets	14	3	1
Elimination of interests on lease liabilities	66	18	8
Operating income	2,967	3,361	2,653
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	11,574	10,962	10,579
External purchases	(6,848)	(6,550)	(6,087)
Other operating income	426	367	353
Other operating expenses	(318)	(350)	(350)
Labor expenses	(1,106)	(1,002)	(932)
Operating taxes and levies	(225)	(241)	(259)
Depreciation and amortization of right-of-use assets	(384)	(371)	(446)
Interests on lease liabilities	(83)	(44)	(29)
EBITDAaL	3,037	2,772	2,830
Specific labour expenses			(2)
Fixed assets, investments and businesses portfolio review	32	29	359
Restructuring programs costs	(63)	(22)	(211)
Acquisition and integration costs	(39)	(41)	(25)
Depreciation and amortization of fixed assets	(2,263)	(2,164)	(2,204)
Impairment of goodwill		(789)	(3,702)
Impairment of fixed assets	(10)	(3)	(13)
Share of profits (losses) of associates and joint ventures	(8)	(3)	5
Elimination of interests on lease liabilities	83	44	29
Operating income	770	(177)	(2,933)
Europe (excluding France), operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(12)	(14)	(11)
External purchases	12	14	11
Other operating income	(2)
Other operating expenses	2
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	4,698	4,647	4,720
External purchases	(2,814)	(2,879)	(2,768)
Other operating income	125	97	161
Other operating expenses	(150)	(162)	(171)
Labor expenses	(275)	(266)	(268)
Operating taxes and levies	(125)	(140)	(163)
Depreciation and amortization of right-of-use assets	(175)	(169)	(248)
Interests on lease liabilities	(37)	(17)	(14)
EBITDAaL	1,246	1,111	1,251
Restructuring programs costs		(8)	(180)
Acquisition and integration costs	(6)
Depreciation and amortization of fixed assets	(1,040)	(1,107)	(1,107)
Impairment of goodwill			(3,702)
Elimination of interests on lease liabilities	37	17	14
Operating income	238	12	(3,724)
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	6,889	6,329	5,870
External purchases	(4,046)	(3,684)	(3,330)
Other operating income	302	270	192
Other operating expenses	(170)	(187)	(179)
Labor expenses	(830)	(736)	(665)
Operating taxes and levies	(100)	(101)	(96)
Depreciation and amortization of right-of-use assets	(208)	(201)	(198)
Interests on lease liabilities	(46)	(27)	(15)
EBITDAaL	1,791	1,662	1,579
Specific labour expenses			(2)
Fixed assets, investments and businesses portfolio review	32	29	359
Restructuring programs costs	(63)	(14)	(31)
Acquisition and integration costs	(33)	(41)	(25)
Depreciation and amortization of fixed assets	(1,223)	(1,057)	(1,097)
Impairment of goodwill		(789)
Impairment of fixed assets	(10)	(3)	(13)
Share of profits (losses) of associates and joint ventures	(8)	(3)	5
Elimination of interests on lease liabilities	46	27	15
Operating income	533	(190)	791
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,152	6,918	6,381
External purchases	(2,754)	(2,740)	(2,502)
Other operating income	101	69	52
Other operating expenses	(247)	(171)	(243)
Labor expenses	(584)	(575)	(535)
Operating taxes and levies	(678)	(660)	(644)
Depreciation and amortization of right-of-use assets	(199)	(194)	(176)
Interests on lease liabilities	(58)	(64)	(67)
EBITDAaL	2,734	2,584	2,265
Significant litigations	(38)
Fixed assets, investments and businesses portfolio review	28	76	2
Restructuring programs costs	(4)	(8)	(41)
Depreciation and amortization of fixed assets	(1,041)	(1,075)	(1,012)
Impairment of fixed assets	(3)	2	(1)
Share of profits (losses) of associates and joint ventures	22	22	10
Elimination of interests on lease liabilities	58	64	67
Operating income	1,755	1,665	1,291
Orange Business, operating segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,927	7,930	7,757
External purchases	(4,383)	(4,240)	(3,967)
Other operating income	201	191	173
Other operating expenses	(601)	(657)	(640)
Labor expenses	(2,229)	(2,179)	(2,119)
Operating taxes and levies	(65)	(82)	(80)
Depreciation and amortization of right-of-use assets	(158)	(154)	(147)
Impairment of right-of-use assets	(1)	(1)
Interests on lease liabilities	(10)	(6)	(7)
EBITDAaL	679	804	970
Specific labour expenses	(61)	(35)	(123)
Fixed assets, investments and businesses portfolio review	16	8	3
Restructuring programs costs	(210)	(47)	(5)
Acquisition and integration costs	(1)	(1)	(1)
Depreciation and amortization of fixed assets	(361)	(398)	(378)
Effects resulting from business combinations	11
Impairment of fixed assets	8	(20)
Share of profits (losses) of associates and joint ventures		1	1
Elimination of interests on lease liabilities	10	6	7
Operating income	92	317	474
Totem | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	686	685
External purchases	(116)	(131)
Other operating expenses	(1)
Labor expenses	(17)	(14)
Operating taxes and levies	(7)	(5)
Depreciation and amortization of right-of-use assets	(163)	(159)
Interests on lease liabilities	(11)	(4)
EBITDAaL	372	371
Restructuring programs costs	(4)
Acquisition and integration costs		(1)
Depreciation and amortization of fixed assets	(127)	(122)
Elimination of interests on lease liabilities	11	4
Operating income	251	252
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,478	1,540	1,515
External purchases	(1,943)	(1,997)	(2,000)
Other operating income	2,111	2,101	2,096
Other operating expenses	(29)	(49)	(71)
Labor expenses	(1,231)	(1,255)	(1,298)
Operating taxes and levies	(51)	(55)	(66)
Depreciation and amortization of right-of-use assets	(337)	(372)	(407)
Interests on lease liabilities	(29)	(10)	(8)
EBITDAaL	(30)	(96)	(237)
Significant litigations		(6)	(6)
Specific labour expenses	(92)	(9)	(190)
Fixed assets, investments and businesses portfolio review	15	120	2,146
Restructuring programs costs	(119)	(89)	(145)
Acquisition and integration costs	(14)	(33)	(16)
Depreciation and amortization of fixed assets	(345)	(311)	(335)
Impairment of fixed assets	1		(2)
Share of profits (losses) of associates and joint ventures	(8)	(3)	(5)
Elimination of interests on lease liabilities	29	10	8
Operating income	(563)	(417)	1,217
Telecom activities, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(2,416)	(2,538)	(1,795)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	44,122	43,471
External purchases	(19,295)	(18,707)
Other operating income	894	745
Other operating expenses	(447)	(367)
Labor expenses	(8,523)	(8,537)
Operating taxes and levies	(1,797)	(1,879)
Depreciation and amortization of financed assets	(129)	(107)
Depreciation and amortization of right-of-use assets	(1,518)	(1,507)
Impairment of right-of-use assets	(1)	(1)
Interests on debts related to financed assets	(14)	(3)
Interests on lease liabilities	(258)	(145)
EBITDAaL	13,035	12,963
Significant litigations	30	(9)
Specific labour expenses	(503)	(372)
Fixed assets, investments and businesses portfolio review	90	233
Restructuring programs costs	(526)	(177)
Acquisition and integration costs	(53)	(74)
Depreciation and amortization of fixed assets	(7,312)	(7,035)
Effects resulting from business combinations	11
Impairment of goodwill		(817)
Impairment of fixed assets	(47)	(56)
Share of profits (losses) of associates and joint ventures	(29)	(2)
Elimination of interests on debts related to financed assets	14	3
Elimination of interests on lease liabilities	258	145
Operating income	4,969	4,801
Cost of gross financial debt excluding financed assets	(1,073)	(775)
Interests on debts related to financed assets	(14)	(3)
Gains (losses) on assets contributing to net financial debt	283	48
Foreign exchange gain (loss)	(32)	(97)
Interests on lease liabilities	(258)	(145)
Other net financial expenses	(112)	52
Finance costs, net	(1,206)	(920)
Income taxes	(871)	(1,265)
Consolidated net income	2,892	2,617
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(9)	(9)	(7)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(125)		(112)
Other operating income	151		114
Other operating expenses	(60)		(44)
Labor expenses	(77)		(84)
Operating taxes and levies	(7)		(3)
Depreciation and amortization of right-of-use assets	(4)		(3)
EBITDAaL	(122)		(131)
Specific labour expenses	(1)		(3)
Restructuring programs costs	(121)		(11)
Acquisition and integration costs			(2)
Depreciation and amortization of fixed assets	(21)		(36)
Impairment of fixed assets	(42)
Operating income	(306)		(182)
Finance costs, net			1
Consolidated net income	€ (307)	(194)	€ (181)
Mobile Financial Services, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
External purchases		(129)
Other operating income		128
Other operating expenses		(36)
Labor expenses		(76)
Operating taxes and levies		(2)
Depreciation and amortization of right-of-use assets		(3)
EBITDAaL		(118)
Specific labour expenses		1
Restructuring programs costs		7
Acquisition and integration costs		2
Depreciation and amortization of fixed assets		(44)
Impairment of goodwill		(28)
Impairment of fixed assets		(21)
Operating income		(200)
Finance costs, net		1
Income taxes		5
Consolidated net income		€ (194)